Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2026
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

The estimated useful lives of Xanadu’s property and equipment are as follows:

Computer systems and servers	3 years
Lab equipment	7 years
Test and computer equipment	7 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of lease term or estimated useful life

Schedule of Intangible Asets, Net	Costs incurred during the preliminary project and post-implementation stages are expensed as incurred.
Patents	3 years
Internally developed software	5 years
Third-party perpetual software licenses	3 years